Finance Income / (Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Kreos Capital [Member]
Finance Income / (Expenses) (Details) [Line Items]
Loan facility description	The financial results primarily relate to interest charges for the loan facility with Kreos Capital (as explained in detail in note 14) for a total of $1,566,000 and for the interest charges on the lease liability for $229,000.
Novio Gendix [Member]
Finance Income / (Expenses) (Details) [Line Items]
Acquisition total amount	$ 196,000	$ 118,000	$ 104,000